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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07414

                        THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue, Pasadena, California 91106

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (626) 484-5744

Date of fiscal year end:  March 31st

Date of reporting period:  July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A  is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

By (Signature and Title)*           /s/ Richard J. Capalbo

             Richard J. Capalbo, President and CEO

Date:  August   26, 2010

* Print the name and title of each signing officer under his or her signature.

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - PFW Water Fund									Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 - June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #		(d) Shareholder Meeting Date		(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1 Cadiz Inc	CDZI	127537207		Annual 12/14/09	1	Election of Directors	Issuer	Y	For	For
					2	Ratification of Auditors	Issuer	Y	For	For
					3	Approval of Cadiz Inc. 2009 Equity Incentive Plan	Issuer	Y	For	For

2 Lindsay Corporation	LNN	535555106		Annual 1/25/10	1	Election of Directors	Issuer	Y	For	For
					2	Approval of 2010 Long-Term Incentive Plan	Issuer	Y	For	For
					3	Ratification of Auditors	Issuer	Y	For	For

3 Mueller Water Products	MWA	624758108		Annual 1/28/10	1	Election of Directors	Issuer	Y	For	For
					2	Approval of 2010 Management Incentive Plan	Issuer	Y	For	For
						Ratification of Ernst & young LLP as Company's Independent Public
					3	Accounting Firm for Fiscal 2010	Issuer	Y	For	For

4 Tetra Tech, Inc.	TTEK	88162	G103	Annual 2/25/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of PricewaterhouseCoopers LLP as the Comopany's
					2	independent registered public accounting firm for fiscal year 2010	Issuer	Y	For	For

5 The Toro Company	TTC	891092108		Annual 3/16/10	1	Election of Directors	Issuer	Y	For	For
					2	Approval of 2010 Equity and Incentive Plan	Issuer	Y	For	For
						Ratification of the selection of KPMG LLP as independent registered public
					3	accounting firm for fiscal year ending October 31, 2010.	Issuer	Y	For	For

6 Ameron International	AMN	030710107		Annual 3/31/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of PricewaterhouseCoopers LLP as the Company's independent
					2	registered public accounting firm	Issuer	Y	For	For
					3	Stockholder Proposal #1 - Independent Chairman of the Board	Issuer	Y	Against	Against

7 Calgon Carbon Corporation	CCC	129603106		Annual 4/22/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of Deloitte & Touche LLP as independent registered public
					2	accounting firm for 2010	Issuer	Y	For	For

8 Valmont Industries Inc.	VMI	920253101		Annual 4/27/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of Deloitte & Touche LLP as independent auditors for fiscal
					2	2010	Issuer	Y	For	For

9 Nalco Holding Co	NLC	62985	Q101	Annual 4/30/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of appointment of Price Waterhouse Coopers LLP as the
						independent registered public accounting firm for the fiscal year ending
					2	December 31, 2010	Issuer	Y	For	For

10 Watts Water Technologies	WTS	942749102		Annual 5/12/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of selection of KPMG LLP as independent registered public
					2	accounting firm for the current fiscal year.	Issuer	Y	For	For

11 SJW Corp	SJW	784305104		Annual 5/12/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of the appointment of KPMG LLP as independent registered
					2	public accounting firm for fiscal year 2010.	Issuer	Y	For	For

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - PFW Water Fund									Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 - June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #		(d) Shareholder Meeting Date		(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

12 Itron Inc	ITRI	465741106		Annual 5/4/10	1	Election of Directors	Issuer	Y	For	For
					2	Approval of the Itron, Inc. 2010 Stock Incentive Plan	Issuer	Y	For	For
					3	Approval of the Itron, Inc. Executive Management Incentive Plan	Issuer	Y	For	For
						Ratification of the appointment of Ernst & young LLP as the Company's
					4	Independent Registered Public Accounting firm for 2010	Issuer	Y	For	For

13 Gorman Rupp	GRC	383082104		Annual 4/22/10	1	Election of Directors	Issuer	Y	For	For
						Ratification of the appointment of Ernst & Young LLP as independent
					2	registered public accountants.	Issuer	Y	For	For

14 Pentair Inc	PNR	709631105		Annual 4/29/10	1	Election of Director	Issuer	Y	For	For
					2	Election of Director	Issuer	Y	For	For
					3	Election of Director	Issuer	Y	For	For
					4	Election of Director	Issuer	Y	For	For
						To amend the Pentair, Inc. 2008 Omnibus Stock Incentive Plan To Increase
					5	The Number Of Shares Available For Grant	Issuer	Y	For	For
						To Ratify The Appointment of Deloitte & Touche LLp As Our Independent
					6	Registered Public Accounting firm For 2010	Issuer	Y	For	For

15 American Water Works	AWK	030420103		Annual 5/7/10	1	Election of Directors	Issuer	Y	For	For
						Proposal to ratify the appointment of Pricewaterhousecoopers LLP as our
						independent registered public accounting firm for the fiscal year ended
					2	december 31, 2010.	Issuer	Y	For	For

16 Entegris, Inc.	ENTG	29362	U104	Annual 5/5/10	1	Election of Directors	Issuer	Y	For	For
						Ratify appointment of KPMG LLP as Entegris' Independent registered
					2	public accounting firm for 2010	Issuer	Y	For	For
					3	Approve Entegris 2010 stock plan	Issuer	Y	For	For

17 Aqua America Inc	WTR	03836	W103	Annual 5/13/10	1	Election of Directors	Issuer	Y	For	For

						Ratify appointment of Pricewaterhousecoopers LLP as the Independent
					2	registered public accounting firm for the company for the 2010 fiscal year	Issuer	Y	For	For
						Shareholder proposal regarding the preparation and publication of a
					3	sustainability report	Issuer	Y	Against	Against

18 OI Corporation	OICO	670841105		Annual 5/18/10	1	Election of Directors	Issuer	Y	For	For
						The ratification of the appointment of McGladrey & Pullen, LLP as the
					2	company's independent registered public accountants for 2010.	Issuer	Y	For	For

19 Consolidated Water Co	CWCO	G23773107		Annual 5/25/10	1	Election of Director	Issuer	Y	For	For
						To ratify the selection of Marcumrachlin, a division of Marcum LLP, as the
						company's independent registered public accounting firm for the fiscal year
						ending December 31, 2010, at the remuneration to be determined by the
					2	audit committee of the board of directors.	Issuer	Y	For	For

20 Heckmann Corp	HEK	422680108		Annual 5/7/10	1	Election of Directors	Issuer	Y	For	For

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - PFW Water Fund								Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 - June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Ratification of the appointment of GHP Horwath, P.C as Independent
				2	Auditors for the fiscal year ending December 31, 2010.	Issuer	Y	For	For

Approval of the reports and parent company's financial statements for the
21 Veolia Environment	VE	92334N103	Annual 5/7/10	1	2009 financial year.	Issuer	Y	For	For
Approval of the consolidated financial statements for the 2009 financial
				2	year.	Issuer	Y	For	For
Approval of the expenses and charges referred to in Article 39-4 of the
				3	French General Tax Code (Code general des impots).	Issuer	Y	For	For
				4	Allocation of income and date of payment of dividends.	Issuer	Y	For	For
				5	Opting for the payment of the dividend in shares.	Issuer	Y	For	For
Approval of regulated agreements and undertakings (other than agreements
				6	and undertakings concerning the corporate officers).	Issuer	Y	For	For
Approval of regulated agreements and undertakings (amendment to
				7	agreements and undertakings concerning the corporate officers).	Issuer	Y	For	For
Approval of the undertaking mentioned in Article l. 225-42-1 of the French
				8	Commercial Code (Code de commerce) concerning the CEO.	Issuer	Y	For	For
				9	Renewal of the term of office of a director.	Issuer	Y	For	For
				10	Renewal of the term of office of a director.	Issuer	Y	For	For
				11	Renewal of the term of office of a director.	Issuer	Y	For	For

				12	Ratification of the co-opting of a director and renewal of his term of office.	Issuer	Y	For	For
				13	Renewal of the term of office of a director.	Issuer	Y	For	For
				14	Renewal of the term of office of a director.	Issuer	Y	For	For
				15	Appointment of a director.	Issuer	Y	For	For
				16	Appointment of a director.	Issuer	Y	For	For
Authorization for the board of directors to trade in the company's own
				17	shares.	Issuer	Y	For	For
Authorization for the board of directors to increase the share capital by issuing shares and/or securities convertible into the company's shares and/or securities carrying a right to the allocation of debt securities - while
				18	maintaining preferential subscription rights.	Issuer	Y	For	For
Authorization of the board of directors to increase the share capital by issuing shares and/or securities convertible into the company's shares and/or by making a public offering of securities carrying a right to allocation of debt securities - while cancelling preferential subscription
				19	rights.	Issuer	Y	For	For

Authorization of the board of directors to increase the share capital by issuing, without preferential subscription rights, shares and/or securities convertible into shares and/or securities entitling their holders to the allocation of debt securities through a private placement as mentioned in
				20	article l. 411-2, ii of the french monetary and financial code.	Issuer	Y	For	For

Possibility of issuing shares or securities convertible into shares without preferential subscription rights to pay for capital contributions in kind
				21	regarding equity securities or securities convertible into shares.	Issuer	Y	For	For

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - PFW Water Fund										Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 - June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Authorization of the board of directors to increase the share capital by the
				22	capitalization of premiums, reserves, profits, and so on.		Issuer	Y	For	For
Authorization for the board of directors to increase the number of shares to be issued in the event of a capital increase, with or without preferential
				23	subscription rights.		Issuer	Y	For	For
Authorization for the board of directors to increase the share capital by issuing shares or securities convertible into shares, reserved for members of employee savings plans, without preferential subscription rights in favor of
				24	such members.		Issuer	Y	For	For
Authorization for the board of directors to increase the share capital, upon cancellation of shareholders' preferential subscription rights in favour of a
				25	category of beneficiaries.		Issuer	Y	For	For
Authorization for the board of directors to grant options to subscribe for or purchase shares to the company's employees, on the one hand, and to the employees and corporate officers of the companies or groups associated with the company within the meaning of article l 225-180 of the french
				26	commercial code, on the other.		Issuer	Y	For	For
Authorization for the board of directors to reduce the share capital through
				27	cancellation of treasury shares.		Issuer	Y	For	For
Authorization for the board of directors to decide, during the period of a takeover bid, to issue warrants with preferential rights to subscribe for the
					company's	, including their free allocation to all the company's
				28	shareholders.		Issuer	Y	For	For
Delegation of powers to the board of directors to appoint censeurs and to
				29	change the articles of association accordingly.		Issuer	Y	For	For
				30	Powers to carry out formalities.		Issuer	Y	For	For

22 California Water Service	CWT	130788102	Annual 5/25/10	1	Election of Directors		Issuer	Y	For	For
Proposal to ratify the appointment of Deloitte & Touche LLP as the
				2	independent registered public accounting firm of the group for 2010.		Issuer	Y	For	For

23 Tejon Ranch Co	TRC	879080109	Annual 5/11/10	1	Election of Directors		Issuer	Y	For	For
Ratification Of Ernst & Young, Llp As Company's Independent Public
				2	Accountants For 2010		Issuer	Y	For	For

24 Met-Pro Corp	MPR	590876306	Annual 6/2/10	1	Election of Directors		Issuer	Y	For	For
Proposal To Ratify The Appointment Of Marcum LLP As Independent
				2	Registered Public Accountants		Issuer	Y	For	For

25 Connecticut Water Service	CTWS	207797101	Annual 5/14/10	1	Election of Directors		Issuer	Y	For	For
Proposal to ratify the appointment of Pricewaterhousecoopers LLP, independent registered public accountants, as independent auditors for the
				2	fiscal year ending December 31, 2010.		Issuer	Y	For	For

26 American States Water Co	AWR	029899101	Annual 5/27/10	1	Election of Directors		Issuer	Y	For	For
				2	To approve the performance incentive plan		Issuer	Y	For	For
To ratify the appointment of Pricewaterhousecoopers LLP as the
				3	independent registered public accountanting firm.		Issuer	Y	For	For

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - PFW Water Fund								Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 - June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification	(f) ProposalType	(g) Voted	(h) Vote Cast	(i) For/Against Management

27 Energy Recovery Inc.	ERII	29270J100	Annual 6/4/10	1	Election of Directors	Issuer	Y	For	For
					Ratify the appointment of BDO Seidman, LLP as the company's
					independent registered public accounting firm for the year ending
				2	December 31, 2010.	Issuer	Y	For	For

28 Cadiz Inc New	CDZI	127537207	Annual 6/8/10	1	Election of Directors	Issuer	Y	For	For
				2	Ratification of Pricewaterhousecoopers LLP as independent auditor.	Issuer	Y	For	For

29 Layne Christensen Co	LAYN	521050104	Annual 6/3/10	1	Election of Directors	Issuer	Y	For	For
					Proposal to ratify the selection of the accounting firm of Deloitte & Touche
					LLP as Layne Christensen's Independent auditors for the fiscal year ending
				2	January 31, 2011	Issuer	Y	For	For

				3	Stockholder proposal regarding the preparation of a sustainability report	Issuer	Y	Against	Against

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - The Montecito Fund								Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 through June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	HJ Heinz	HNZ	423074103	8/12/2009	I	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
2					A	WR JOHNSON
3					B	CE BUNCH
4					C	LS COLEMAN, JR
5					D	JG DROSDICK
6					E	EE HOLIDAY
7					F	C KENDLE
8					G	DR O'HARE
9					H	N PELTZ
10					I	DH REILLY
11					J	LC SWANN
12					K	TJ USHER
13					L	MF WEINSTEIN
14					2	Ratification of Accountant	MGMT	Y	FOR	FOR
15					3	Amedm bylaws 25% voting power	MGMT	Y	FOR	FOR
16
17	Investors Real Est.	IRET	461730103	9/15/2009	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
18					2	Ratification of Accountant	MGMT	Y	FOR	FOR
19
	Paychex Inc.	PAYX	704326107	10/13/2009	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	B THOMAS COLISANO
					B	DAVID JS FLASCHEN
					C	GRANT M. IMMAN
					D	PAMELA A. JOSEPH
					E	JONATHAN J. JUDGE
					F	JOSEPH M. TUCCI
					G	JOSEPH M. VELLI

Registrant: The Santa Barbara Group of Mutual Funds, Inc. - The Montecito Fund							Item 1, Exhibit A
Investment Company Act file number: 811-07414
Reporting Period: July 1, 2009 through June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1					2	Ratification of accountant	MGMT	Y	FOR	FOR
2
3	Southwest Water	SWWC	845331107	10/23/2009	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
4					A	KIMBERLY ALEXY
5					B	BRUCE EDWARDS
6					C	DONOVAN D HUENNEKENS
7					D	THOMAS INO
8					E	WILLIAM D. JONES
9					F	MAUREEN KINDEL
10					G	RICHARD G. NEWMAN
11					H	MARK A SWATEK
12					2	Ratifciation of accountant	MGMT	Y	FOR	FOR
13
14	T. Rowe Price	TROW	74144T108	4/14/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
15					A	EDWARD C. BERNARD
16					B	JAMES T. BRADY
17					C	J. ALFRED BROADDUS JR.
18					D	DONALD B HEBB, JR
19					E	JAMES AC KENNEDY
					F	BRIAN C ROGERS
					G	DR. ALFRED SOMMER
					H	DWIGHT S. TAYLOR
					I	ANNE MARIE WHITTEMORE
						Ratifciation of accountant	MGMT	Y	FOR	FOR

	Eli Lilly	LLY	532457108	4/19/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	R. ALVAREZ
					B	W. BISCHOFF
					C	RD HOOVER
					D	FG PRENDERGAST
					E	KP SEIPERT
					2	Ratification of accountant	MGMT	Y	FOR	FOR
					3	Amendment - Annual Elections	MGMT	Y	FOR	FOR
					4	Amendment - Eliminate Supermajority	MGMT	Y	ABSTAIN	FOR
					5	Special Shareholder Meeting	SHAREHOLDER	Y	ABSTAIN	AGAINST
					6	Prohibit CEO on Compensation Committee	SHAREHOLDER	Y	FOR	AGAINST
					7	Ratification of Execut Comp.	SHAREHOLDER	Y	ABSTAIN	AGAINST
					8	Execs hold equity until retirement	SHAREHOLDER	Y	ABSTAIN	AGAINST

	Coca- Cola	KO	191216100	4/21/2010		ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					1	HERBERT A ALLEN
					2	RONALD W. ALLEN
					3	CATHLEEN P. BLACK
					4	BARRY DILLER
					5	ALEXIS M. HERMAN
					6	MUHTAR KENT
					7	DONALD R. KEOUGH
					8	MARIA ELENA LAGOMASINO
					9	DONALD F. MCHENRY
					10	SAM NUNN
					11	JAMES D. ROBINSON III
					12	PETER V. UEBERROTH
					13	JACOB WALLENBERG
					14	JAMES B. WILLIAMS
					15	Ratification of Accountant	MGMT	Y	FOR	FOR
					16	Advisory vote on Exec Comp	SHAREHOLDER	Y	ABSTAIN	AGAINST
					17	Independent Board Chair	SHAREHOLDER	Y	ABSTAIN	AGAINST
					18	Restricted Stock	SHAREHOLDER	Y	ABSTAIN	AGAINST
					19	Report on Bisphenol-A	SHAREHOLDER	Y	ABSTAIN	AGAINST

	Johnson & Johnson	JNJ	478160104	4/22/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	MARY SUE COLEMAN
					B	JAMES G. CULLEN
					C	MICHAEL ME JOHNS
					D	SUSAN L. LINDQUIST
					E	ANNE M. MULCAHY
					F	LEO F. MULLIN
					G	WILLIAM D. PEREZ
					H	CHARLES PRINCE
					I	DAVID SATCHER
					J	WILLIAM C. WELDON
					2	Ratification of Accountant	MGMT	Y	FOR	FOR
					3	Advisory vote on Exec Comp	SHAREHOLDER	Y	ABSTAIN	AGAINST
					4	Special shareowner meetings	SHAREHOLDER	Y	ABSTAIN	AGAINST

	Abbott Labs	ABT	2824100	4/23/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					2	Ratification of Accountant	MGMT	Y	FOR	FOR
					3	Advisory vote on Exec Comp	SHAREHOLDER	Y	ABSTAIN	AGAINST
					4	Special shareowner meetings	SHAREHOLDER	Y	ABSTAIN	AGAINST

	General Dynamics	GD	369550108	5/5/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	NICHOLAS D. CHABRAIA
					B	JAMES S. CROWN
					C	WILLIAM P. FRICKS
					D	JAY L. JOHNSON
					E	GEORGE A JOULWAN
					F	PAULG. KAMINSKI
					G	JOHN M KEANE
					H	LESTER L. LYLES
					J	WILLIAM A OSBORN
					K	ROBERT WALMSLEY
					2	Ratification of accountant	MGMT	Y	FOR	FOR
					3	Weapons in space	SHAREHOLDER	Y	ABSTAIN	AGAINST

	Gladstone Commer.	GOOD	376536108	5/6/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
						Ratification of accountant	MGMT	Y	FOR	FOR

	Monmouth Realty	MNRTA	609720107	5/6/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					2	Ratification of accountant	MGMT	Y	FOR	FOR
					3	Approval of 2007 stock option plan	MGMT	Y	AGAINST	AGAINST

	Granite Constr.	GVA	387328108	5/7/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	WILLIAM O DORSEY
					B	REBECCA A MCDONALD
					C	WILLIAM H. POWELL
					D	CLAES G. BJORK
					2	Approve employee stock purchase plan	MGMT	Y	FOR	FOR
					3	Approve annual incentive plan	MGMT	Y	AGAINST	AGAINST
					4	Approve long term incentive plan	MGMT	Y	AGAINST	AGAINST
					5	Ratification of Accountant	MGMT	Y	FOR	FOR

	Arthur Gallagher	AJG	363576109	5/11/2010	1	EELCTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	WILLIAM L BAX
					B	FRANK E. ENGLISH JR.
					C	J. PATRICK GALLAGHER JR.
					D	ILENE S. GORDON
					E	DAVID S. JOHNSON
					F	JAMES R. WIMMER
					2	Ratification of accountant	MGMT	Y	FOR	FOR
					3	Senior Mgmt Incentive Plan	MGMT	Y	AGAINST	AGAINST

	Conoco Phillips	COP	2082SC104	5/12/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	RICHARD L. ARMITAGE
					B	RICHARD H. AUCHINLECK
					C	JAMES E. COPELAND JR.
					D	KENNETH M. DUBERSTEIN
					E	RUTH R. HARKIN
					F	HAROLD W MCGRAW III
					G	JAMES J. MULVA
					H	ROBERT A NIBLOCK
					I	HAROLD J. NORVICK
					J	WILLIAM K. REILLY
					K	BOBBY S. SHACKOULS
					L	VICTORIA J TSCHINKEL
					M	KATHERYN C. TURNER
					N	WILLIAM E. WADE JR
					2	Ratification of accountant	MGMT	Y	FOR	FOR
					3	Board risk Mgmt Oversight	SHAREHOLDER	Y	ABSTAIN	AGAINST
					4	Greenhouse Gad reduction	SHAREHOLDER	Y	ABSTAIN	AGAINST
					5	Oil Sand drilling	SHAREHOLDER	Y	ABSTAIN	AGAINST
					6	Louisiana Wetlands	SHAREHOLDER	Y	ABSTAIN	AGAINST
					7	Financial risks of Climate change	SHAREHOLDER	Y	ABSTAIN	AGAINST
					8	Toxic Pollution Report	SHAREHOLDER	Y	ABSTAIN	AGAINST
					9	Gender expression non-discrimination	SHAREHOLDER	Y	ABSTAIN	AGAINST
					10	Political Contributions

	Senior Housing	SNH	81721M109	5/12/2010	1	Election - John Harrington	MGMT	Y	FOR	FOR
					2	Election - Adam Portnoy	MGMT	Y	FOR	FOR
					3	Ratification of accountant	MGMT	Y	FOR	FOR

	McDonalds	MCD	580135101	5/20/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	WALTER E MASSEY
					B	JOHN W. ROGERS JR.
					C	ROGER W. STONE
					D	NILES D. WHITE
					2	Ratification of accountant	MGMT	Y	FOR	FOR
					3	Executive Compensation	SHAREHOLDER	Y	ABSTAIN	AGAINST
					4	Simple Majority Vot	SHAREHOLDER	Y	ABSTAIN	AGAINST
					5	Controlled Atmosphere Stunning	SHAREHOLDER	Y	ABSTAIN	AGAINST
					6	Cage-free eggs	SHAREHOLDER	Y	ABSTAIN	AGAINST

	Chevron Corp.	CVX	166764100	5/26/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
					A	SH ARMACOST
					B	LF DEILY
					C	RE DENHAM
					D	RJ EATON
					E	C HAGEL
					F	E HERNANDEZ
					G	FG JENIFER
					H	GL KIRLAND
					I	S NUNN
					J	DB RICE
					K	KW SHARER
					L	CR SHOEMATE
					M	JG STUMPF
					N	RD SUGAR
					O	C WARE
					P	JS WATSON
					2	Ratiication of accountant	MGMT	Y	FOR	FOR
					3	Reduce % of stockholdings for meetings	MGMT	Y	ABSTAIN	AGAINST
					4	Independent director with environmental	SHAREHOLDER	Y	ABSTAIN	AGAINST
					5	Equity based comp through retirement	SHAREHOLDER	Y	ABSTAIN	AGAINST
					6	Disclosure of payments to host govts	SHAREHOLDER	Y	ABSTAIN	AGAINST
					7	Guidelines for country selection	SHAREHOLDER	Y	ABSTAIN	AGAINST
					8	Financial risks from climate change	SHAREHOLDER	Y	ABSTAIN	AGAINST
					9	Human Rights Committee	SHAREHOLDER	Y	ABSTAIN	AGAINST

	Lowe's Companies	LOW	548661107	5/28/2010	1	ELECTION OF DIRECTORS	MGMT	Y	FOR	FOR
						Ratification of accountant	MGMT	Y	FOR	FOR
						Decrease % of shares to call meeting	MGMT	Y	ABSTAIN	AGAINST
						Report on political Spending	SHAREHOLDER	Y	ABSTAIN	AGAINST
						separate roles of Chairman and CEO	SHAREHOLDER	Y	ABSTAIN	AGAINST